Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 19,628	£ 24,178
Liabilities at fair value	3,408	7,655
Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,775	1,369
Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,633	6,286
Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,445	5,259
Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	745	5,617
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	13,438	13,302
Level 1 [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	12,798	12,505
Level 1 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	17	18
Level 1 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	12,781	12,487
Level 2 [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,016	10,530
Liabilities at fair value	3,313	7,540
Level 2 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,737	1,303
Level 2 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,576	6,237
Level 2 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,356	5,165
Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	72	4,623
Level 2 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	588	742
Level 3 [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	814	1,143
Liabilities at fair value	95	115
Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	38	66
Level 3 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	57	49
Level 3 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	89	94
Level 3 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	656	976
Level 3 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	69	73
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 651	3,251
Valuation technique	A, B & D
Debt Securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 13,369	13,229
Valuation technique	D
Debt Securities [member] | Level 1 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 17	18
Debt Securities [member] | Level 1 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	12,781	12,487
Debt Securities [member] | Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	72	2,339
Debt Securities [member] | Level 2 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	588	742
Debt Securities [member] | Level 3 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 562	894
Exchange Rate Contracts [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 927	551
Exchange Rate Contracts [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 4,424	4,348
Valuation technique	A
Exchange Rate Contracts [Member] | Level 2 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 926	528
Exchange Rate Contracts [Member] | Level 2 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4,402	4,323
Exchange Rate Contracts [Member] | Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1	23
Exchange Rate Contracts [Member] | Level 3 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 22	25
Interest Rate Contracts [member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 1,959	2,522
Interest Rate Contracts [member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,010	2,532
Valuation technique	A & C
Interest Rate Contracts [member] | Level 2 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 1,951	2,515
Interest Rate Contracts [member] | Level 2 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,005	2,526
Interest Rate Contracts [member] | Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	8	7
Interest Rate Contracts [member] | Level 3 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 5	6
Equity and Credit Contracts [member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 150	168
Equity and Credit Contracts [member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 272	251
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 2 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 121	132
Equity and Credit Contracts [member] | Level 2 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	210	188
Equity and Credit Contracts [member] | Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	29	36
Equity and Credit Contracts [member] | Level 3 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	62	63
Netting [member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,261)	(1,872)
Netting [member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,261)	(1,872)
Netting [member] | Level 2 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,261)	(1,872)
Netting [member] | Level 2 [Member] | Derivative Assets [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,261)	(1,872)
Loans and Advances to Customers [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 94	94
Valuation technique	A
Loans and Advances to Customers [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 69	73
Valuation technique	D
Loans and Advances to Customers [member] | Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value		12
Loans and Advances to Customers [member] | Level 3 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 94	82
Loans and Advances to Customers [member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 69	73
Reverse repurchase agreements - non-trading [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value		2,110
Reverse repurchase agreements - non-trading [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value		2,272
Valuation technique	A
Reverse repurchase agreements - non-trading [member] | Level 2 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value		2,110
Reverse repurchase agreements - non-trading [member] | Level 2 [Member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value		2,272
Debt Securities [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,072	990
Debt Securities [Member] | Level 2 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,065	983
Debt Securities [Member] | Level 3 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 7	7
Structured Deposits [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 133	133
Structured Deposits [member] | Level 2 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	104	104
Structured Deposits [member] | Level 3 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 29	29
Collateral and associated financial guarantees [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 428	3,053
Collateral and associated financial guarantees [member] | Level 2 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	407	3,040
Collateral and associated financial guarantees [member] | Level 3 [Member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 21	£ 13